Leases (Details Textual)	3 Months Ended
Mar. 31, 2019
Leases (Textual)
Description of incremental borrowing rate	The incremental borrowing rate on the Jacksonville lease is 5.9% and the incremental borrowing rate on the Holly Hill lease is 5.5%.
Weighted average remaining operating lease term	2 years 11 days
Weighted average discount rate	5.73%